Condensed Consolidating Financial Information CP Comprehensive Income (Details) - USD ($) $ in Millions		3 Months Ended														12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[2]	Sep. 30, 2015	[2]	Jun. 30, 2015	[2]	Mar. 31, 2015	[2]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Condensed Statement of Income Captions [Line Items]
Net Income (Loss)		$ (139)	$ 67	$ 81		$ 6		$ 20		$ 47		$ 50		$ (24)		$ 15	[3],[4]	$ 93	[3],[4],[5]	$ 122	[3],[4],[5]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	[4]															13		(17)		(65)
Other comprehensive (loss) income	[4]															13		(17)		(65)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	[4]															28		76		57
Less: Comprehensive (loss) income attributable to noncontrolling interests	[4]															(142)		(52)		1
Comprehensive Income Attributable to NRG Yield LLC	[4]															170		128		56
NRG Yield LLC [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss)																157		144	[6],[7],[8],[9]	119	[10],[11]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax																13		(16)		(63)	[10],[11]
Other comprehensive (loss) income																13		(16)		(63)	[10],[11]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest																170		128		56	[10],[11]
Less: Comprehensive (loss) income attributable to noncontrolling interests																0	[12]	0		0	[10],[11]
Comprehensive Income Attributable to NRG Yield LLC																170	[12]	128		56	[10],[11]
Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss)																22		(42)		(18)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax																1		0		0
Other comprehensive (loss) income																1		0		0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest																23		(42)		(18)
Less: Comprehensive (loss) income attributable to noncontrolling interests																0		0		0
Comprehensive Income Attributable to NRG Yield LLC																23		(42)		(18)
Non-Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss)																54		122	[8],[9]	135	[13]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax																10		(18)		(63)	[11]
Other comprehensive (loss) income																10		(18)		(63)	[11]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest																64		104		72	[11]
Less: Comprehensive (loss) income attributable to noncontrolling interests																(1)		(2)		0	[11]
Comprehensive Income Attributable to NRG Yield LLC																65		106		72	[11]
NRG Yield Operating LLC [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss)																17		93	[8],[9]	121	[13]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax																13		(17)		(65)	[11]
Other comprehensive (loss) income																13		(17)		(65)	[11]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest																30		76		56	[11]
Less: Comprehensive (loss) income attributable to noncontrolling interests																(142)		(52)		1	[11]
Comprehensive Income Attributable to NRG Yield LLC																172		128		55	[11]
Consolidation, Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss)																(235)		(224)	[8],[9],[14],[15]	(235)	[11],[16]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax																(24)		34		126	[11],[16]
Other comprehensive (loss) income																(24)		34		126	[11],[16]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest																(259)		(190)		(109)	[11],[16]
Less: Comprehensive (loss) income attributable to noncontrolling interests																1	[17]	2		0	[11],[16]
Comprehensive Income Attributable to NRG Yield LLC																$ (260)	[17]	$ (192)		$ (109)	[11],[16]

[1]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[2]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.
[6]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[7]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[8]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[11]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[13]	(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[14]	(b) All significant intercompany transactions have been eliminated in consolidation.
[15]	(b) All significant intercompany transactions have been eliminated in consolidation.
[16]	(b) All significant intercompany transactions have been eliminated in consolidation.
[17]	(b) All significant intercompany transactions have been eliminated in consolidation.